Consolidated Statement of Changes in Equity - GBP (£) £ in Millions	Total		Share Capital [member]	Share Premium [member]	Other Equity Instruments [member]	Other Reserves Available-For-Sale [member]	Other Reserves Cash Flow Hedging [member]	Other Reserves Currency Translation [member]	Retained Earnings [member]	[1],[2]	Total [member]	Non-Controlling Interests [member]
Beginning balance at Dec. 31, 2014	£ 13,562		£ 3,119	£ 5,620	£ 1,125	£ (2)	£ 262	£ 13	£ 3,425		£ 13,562
Profit after tax	964								939		939	£ 25
Other comprehensive income, net of tax:
- Available-for-sale securities	54					54					54
- Cash flow hedges	(8)						(8)				(8)
- Pension remeasurement	230								229		229	1
- Currency translation on foreign operations	(5)							(5)			(5)
Total comprehensive income	1,235					54	(8)	(5)	1,168		1,209	26
Acquisition of subsidiary	109											109
Issue of AT1 Capital Securities	750				750						750
Repurchase of preference shares and other equity instruments	(99)				(83)				(16)		(99)
Dividends on ordinary shares	(427)								(427)		(427)
Dividends on preference shares and other equity instruments	(126)								(126)		(126)
Tax on other equity instruments	24								24		24
Ending balance at Dec. 31, 2015	15,028		3,119	5,620	1,792	52	254	8	4,048		14,893	135
Profit after tax	1,319								1,292		1,292	27
Other comprehensive income, net of tax:
- Available-for-sale securities	(4)					(4)					(4)
- Cash flow hedges	217						217				217
- Pension remeasurement	(395)								(395)		(395)
- Currency translation on foreign operations	(3)							(3)			(3)
Total comprehensive income	1,134					(4)	217	(3)	897		1,107	27
Repurchase of other equity instruments	(7)				(7)						(7)
Dividends on ordinary shares	(593)								(593)		(593)
Dividends on preference shares and other equity instruments	(128)								(128)		(128)
Dividends on non-controlling interests	(12)											(12)
Tax on other equity instruments	31								31		31
Ending balance at Dec. 31, 2016	15,453	[2]	3,119	5,620	1,785	48	471	5	4,255	[3]	15,303	150
Profit after tax	1,256								1,235		1,235	21
Other comprehensive income, net of tax:
- Available-for-sale securities	20					20					20
- Cash flow hedges	(243)						(243)				(243)
- Pension remeasurement	(77)								(77)		(77)
- Own credit adjustment	(22)								(22)		(22)
Total comprehensive income	934					20	(243)		1,136		913	21
Issue of AT1 Capital Securities	496				496						496
Dividends on ordinary shares	(553)								(553)		(553)
Dividends on preference shares and other equity instruments	(152)								(152)		(152)
Dividends on non-controlling interests	(19)											(19)
Tax on other equity instruments	46								46		46
Ending balance at Dec. 31, 2017	£ 16,205		£ 3,119	£ 5,620	£ 2,281	£ 68	£ 228	£ 5	£ 4,732		£ 16,053	£ 152

[1]	Includes capital redemption reserve of £nil (2016: £nil, 2015: £21m) arising from the purchase of £300m fixed/floating rate non-cumulative callable preference shares in 2017, 2016 and 2015.
[2]	Restated to reflect the change in accounting policy relating to business combinations between entities under common control, as described in Note 1.
[3]	The impact of the early adoption of IFRS 9 requirements for the presentation of gains and losses on such financial liabilities relating to own credit in other comprehensive income as described in Note 1, was £18m (net of tax).